Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share
Basic earnings (loss) per share and diluted earnings (loss) per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic net income (loss) per share calculation:
Numerator:
Net profit (loss) attributable to FinVolution Group	1,082,983	2,469,074	2,372,850
Accretion on Series A convertible redeemable preferred shares redemption value	(1,237,274)	—	—
Accretion on Series B convertible redeemable preferred shares redemption value	(905,861)	—	—
Accretion on Series C convertible redeemable preferred shares redemption value	(930,336)	—	—

Net income (loss) attributable to ordinary shareholders - basic	(1,990,488)	2,469,074	2,372,850

Denominator:
Weighted average number of ordinary shares outstanding - basic	779,804,270	1,498,780,165	1,525,814,189
Net income (loss) per share attributable to ordinary shareholders - basic	(2.5525)	1.6474	1.5551

Dilute net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to ordinary shareholders	(1,990,488)	2,469,074	2,372,850

Denominator:
Weighted average number of ordinary shares outstanding - basic	779,804,270	1,498,780,165	1,525,814,189
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	—	98,670,254	23,831,652
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	—	2,141,812	2,777,219
Weighted average number of ordinary shares outstanding - diluted	779,804,270	1,599,592,231	1,552,423,060
Net income (loss) per share attributable to ordinary shareholders - diluted	(2.5525)	1.5436	1.5285